Prospectus and Statement of Additional Information Supplement

July 1, 2024

For the most recent prospectus and statement of additional information for the following funds:

Capital Group Private Client Services Funds Capital Group U.S. Equity Fund

Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. MFGEBS-581-0724P CGD/AFD/10039-S103784

Emerging Markets Growth Fund, Inc. Prospectus and Statement of Additional Information Supplement July 1, 2024 For the most recent prospectus and statement of additional information

Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. MFGEBS-583-0724O CGD/10039-S103783